Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com



September 3, 2010


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:     The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the form of Prospectuses and Statement of Additional Information dated September 1, 2010 for the Trust's Cambiar Aggressive Value Fund, Cambiar International Equity Fund, Cambiar Opportunity Fund, and Cambiar Small Cap Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 126, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001135428-10-000336 on August 30, 2010.

Please do not hesitate to contact me at 215.963.5037 should you have any questions.

Very  truly  yours,

/s/Timothy W. Levin
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Timothy W. Levin